CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income	¥ 109,027	¥ 117,898
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	35,194	41,287
Loss on investments in equity securities	2,312	1,696
Deferred income taxes	12,446	(50,573)
Changes in operating assets and liabilities:
Time deposits	48,104	136,292
Deposits with stock exchanges and other segregated cash	(14,608)	(38,260)
Trading assets and private equity investments	(1,431,765)	(674,198)
Trading liabilities	533,589	(593,005)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,646,219	1,561,694
Securities borrowed, net of securities loaned	(30,081)	733,739
Other secured borrowings	(100,762)	(25,929)
Loans and receivables, net of allowance for doubtful accounts	(48,201)	(397,788)
Payables	971,702	169,038
Bonus accrual	(48,124)	(71,422)
Accrued income taxes, net	(2,943)	(28,353)
Other, net	(191,971)	(86,974)
Net cash provided by operating activities	1,490,138	795,142
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(198,966)	(197,737)
Proceeds from sales of office buildings, land, equipment and facilities	163,214	160,863
Payments for purchases of investments in equity securities		(129)
Proceeds from sales of investments in equity securities	1,087	315
Increase in loans receivable at banks, net	(7,084)	(35,191)
Decrease in non-trading debt securities, net	26,131	57,115
Other, net	(125,375)	1,206
Net cash used in investing activities	(140,993)	(13,558)
Cash flows from financing activities:
Increase in long-term borrowings	838,780	1,162,850
Decrease in long-term borrowings	(1,258,212)	(1,064,080)
Decrease in short-term borrowings, net	(68,875)	(101,108)
Increase (decrease) in deposits received at banks, net	(1,127,202)	135,955
Proceeds from sales of common stock held in treasury	35	441
Payments for repurchases of common stock held in treasury	(34,285)	(19,992)
Payments for cash dividends	(10,829)	(46,800)
Net cash provided by (used in) financing activities	(1,660,588)	67,266
Effect of exchange rate changes on cash and cash equivalents	(71,827)	(3,923)
Net increase (decrease) in cash and cash equivalents	(383,270)	844,927
Cash and cash equivalents at beginning of year	3,476,261	1,315,408
Cash and cash equivalents at end of period	3,092,991	2,160,335
Cash paid during the period for-
Interest	161,150	174,045
Income tax payments, net	¥ 26,009	¥ 86,916